Inventories (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Inventories recognized of cost of sales	RM 8,411,149	RM 16,743,173
Inventory write-down.	257,771	89,301
Group reversed	RM 25,543	RM 249,099